1940 Act
Rule 30b2-1

VIA EDGAR

September 8, 2023

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Nassau Life Variable Accumulation Account File No. 811-03488, CIK 0000703321 Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), the referenced separate account, a unit investment trust registered under the Act, mailed to its contract owners reports for the underlying management investment companies listed in the table below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, each investment company listed below filed a report on Form N-CSRS with the Securities and Exchange Commission on the dates indicated. These filings are hereby incorporated by reference.

Investment Company	CIK	Date Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	08/18/2023
The Alger Portfolios	0000832566	08/29/2023
AB Variable Products Series Fund, Inc.	0000825316	08/18/2023
ALPS Variable Investment Trust	0001382990	08/30/2023
SunAmerica Series Trust	0000892538	09/06/2023
Calvert Variable Products, Inc.	0000743773	08/24/2023
Deutsche DWS Investments VIT Funds	0001006373	08/25/2023
Federated Hermes Insurance Series	0000912577	08/22/2023
Franklin Templeton Variable Insurance Products Trust	0000837274	08/29/2023
Franklin Templeton Variable Insurance Products Trust-TIP (Class 1)	0000837274	08/29/2023
Lazard Retirement Series, Inc.	0001033669	08/25/2023
Lord Abbett Series Fund, Inc.	0000855396	08/21/2023
Neuberger Berman Advisers Management Trust - Class S	0000736913	08/23/2023
PIMCO Variable Insurance Trust-Advisor Class	0001047304	08/28/2023
Rydex Variable Trust	0001064046	09/01/2023
Touchstone Variable Series Trust	0000920547	08/30/2023
Variable Insurance Products	0000356494	08/22/2023
Variable Insurance Products Fund II	0000831016	08/22/2023
Variable Insurance Products Fund III	0000927384	08/22/2023
Variable Insurance Products Fund V	0000823535	08/22/2023
Virtus Variable Insurance Trust	0000792359	08/31/2023
Wanger Advisors Trust	0000929521	09/01/2023

/s/	Ping Shao
Ping Shao
2VP, Deputy Chief Compliance Officer
Nassau Life Insurance Company